Net Investment in Sales-type Leases	12 Months Ended
Dec. 31, 2016
Leases, Capital [Abstract]
Net Investment in Sales-type Leases

Note 5. Net Investment in Sales-type Leases

The Company’s net investment in sales-type leases consisted of the following:

	December 31,	December 31,
	2016	2015
	(U.S. $ in thousands)
Future minimum lease payments receivable	$25,910	$31,858
Less allowance for doubtful accounts	(844)	(682)
Net future minimum lease payment receivable	25,066	31,176
Less unearned interest income	(1,223)	(1,687)
Net investment in sales-type leases	$23,843	$29,489

Future minimum lease payments due from customers under sales-type leases as of December 31, 2016 were as follows:

Year ending December 31,	U.S. $ in thousands
2017	$13,283
2018	7,762
2019	3,217
2020	1,291
2021 and thereafter	357
$25,910

The interest income for sales-type leases is recorded in financial expense, net and amounted to approximately $1.0 million, $1.0 million and $0.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.